Impact of Foreign Exchange Exposure (Detail) - Foreign Exchange Contract - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Possible Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	R$ 21,113	R$ 20,759
Remote Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	42,225	41,518
Foreign Exchange Risk Sensitivity Analysis [Member] | Probable Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(84,451)	(83,035)
Foreign Exchange Risk Sensitivity Analysis [Member] | Probable Scenario | US dollar | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(2,639)	(3,028)
Foreign Exchange Risk Sensitivity Analysis [Member] | Probable Scenario | Euro | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(81,812)	(80,007)
Foreign Exchange Risk Sensitivity Analysis [Member] | Possible Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(105,563)	(103,794)
Foreign Exchange Risk Sensitivity Analysis [Member] | Possible Scenario | US dollar | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(3,298)	(3,785)
Foreign Exchange Risk Sensitivity Analysis [Member] | Possible Scenario | Euro | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(102,265)	(100,009)
Foreign Exchange Risk Sensitivity Analysis [Member] | Remote Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(126,676)	(124,553)
Foreign Exchange Risk Sensitivity Analysis [Member] | Remote Scenario | US dollar | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(3,958)	(4,542)
Foreign Exchange Risk Sensitivity Analysis [Member] | Remote Scenario | Euro | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	R$ (122,718)	R$ (120,011)